Prepayments and other current assets	12 Months Ended
Dec. 31, 2025
Prepayments And Other Current Assets
Prepayments and other current assets

Note 6 – Prepayments and other current assets

Prepayments and other current assets consist of the following:

	As of December 31, 2025	As of December 31, 2024
	US$	US$
Prepaid expenses	$842,514	$267,961
Prepaid taxes	30,876	3,488
Security deposits	25,652	28,198
Prepayments and other current assets	$899,042	$299,647

Prepaid expenses include US$375,000 representing an advance payment for corporate advisory services. These services include ongoing guidance on financing planning and structure design, the negotiation investment terms and the capital market positioning of the Company, for services to be rendered over the 9-month period ending September 30, 2026.

Prepayments to a related party of US$2,777,500 are presented separately in the consolidated balance sheets and disclosed in Note 10.